EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 95.8%
	ELECTRIC UTILITIES - 3.1%
421,000	Hawaiian Electric Industries, Inc.(a)	$ 3,847,940
36,200	NextEra Energy, Inc.	2,590,472
		6,438,412
	GATHERING & PROCESSING - 15.8%
257,500	Antero Midstream Corporation	4,130,300
249,363	Hess Midstream, L.P., Class A	10,101,695
50,190	Summit Midstream Corporation(a)	2,084,893
399,065	Western Midstream Partners, L.P.	16,421,524
		32,738,412
	LNG INFRASTRUCTURE - 7.2%
66,700	Cheniere Energy, Inc.	14,917,455

	PIPELINE-DIVERSIFIED - 16.9%
1,222,357	Energy Transfer, L.P.	25,033,871
102,353	ONEOK, Inc.	9,945,625
		34,979,496
	PIPELINE-NATURAL GAS - 19.4%
100,500	DT Midstream, Inc.	10,158,540
365,500	Kinder Morgan, Inc.	10,043,940
217,900	TC Energy Corporation	9,816,395
181,000	Williams Companies, Inc. (The)	10,032,830
		40,051,705
	PIPELINE-NGL INFRASTRUCTURE - 16.6%
313,000	Keyera Corporation	8,879,616
110,000	Pembina Pipeline Corporation	3,972,100
109,800	Targa Resources Corporation	21,608,640
		34,460,356
	PIPELINE-PETROLEUM - 12.0%
1,174,787	Plains GP Holdings, L.P., Class A	24,846,745

	PIPELINES AND TRANSPORTATION - 4.8%
191,500	MPLX, L.P.	9,959,915

	TOTAL MLP & MLP RELATED SECURITIES (Cost $119,198,330)	198,392,496

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.5%
MONEY MARKET FUND - 0.5%
955,690	First American Government Obligations Fund, Class X, 4.32% (Cost $955,690)(b)	$ 955,690

	TOTAL INVESTMENTS - 96.3% (Cost $120,154,020)	$ 199,348,186
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%	7,747,473
	NET ASSETS - 100.0%	$ 207,095,659

LLC	- Limited Liability Company
LNG	- Liquefied Natural Gas
LP	- Limited Partnership
MLP	- Master Limited Partnership
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.

Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Depreciation
To Buy:	To Sell:
Canadian Dollar	United States Dollars	02/03/2025	US Bank	539,595	$ 371,192	$ (74)
					$ 371,192	$ (74)

Total						$ (74)